Fair Value of Assets and Liabilities - Methods applied in determining fair values of financial assets, liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial Assets
- trading assets	[1]	€ 50,152			€ 116,748	[2]
- non-trading derivatives	[1]	2,664			2,231	[2]
- Assets mandatorily at fair value through profit or loss	[1]	64,783
- Assets designated as at fair value through profit or loss	[1]	2,887			4,242	[2]
Available-for-sale investments	[2]				69,730
Financial assets at fair value through other comprehensive income	[1]	31,223
Fair value		151,709			192,951
Financial liabilities
Trading liabilities	[1]	31,215			73,596
Non-trading derivatives	[1]	2,299			2,331
Financial liabilities designated as at fair value through profit or loss		59,179	[1]	€ 37,161	11,215	[1]
Fair value		92,693			87,142
Level 1 [member]
Financial Assets
- trading assets		13,041			20,114
- Assets mandatorily at fair value through profit or loss		141
- Assets designated as at fair value through profit or loss		147			319
Available-for-sale investments					65,310
Financial assets at fair value through other comprehensive income		27,218
Fair value		40,547			85,743
Financial liabilities
Trading liabilities		5,706			5,770
Financial liabilities designated as at fair value through profit or loss		1,166			1,285
Fair value		6,872			7,055
Level 2 [member]
Financial Assets
- trading assets		36,617			95,530
- non-trading derivatives		2,636			2,146
- Assets mandatorily at fair value through profit or loss		63,601
- Assets designated as at fair value through profit or loss		1,665			3,558
Available-for-sale investments					3,940
Financial assets at fair value through other comprehensive income		1,256
Fair value		105,775			105,174
Financial liabilities
Trading liabilities		25,387			66,753
Non-trading derivatives		2,219			2,263
Financial liabilities designated as at fair value through profit or loss		57,305			9,829
Fair value		84,911			78,845
Level 3 [member]
Financial Assets
- trading assets		494			1,104
- non-trading derivatives		27			85
- Assets mandatorily at fair value through profit or loss		1,042
- Assets designated as at fair value through profit or loss		1,075			365
Available-for-sale investments					480
Financial assets at fair value through other comprehensive income		2,749
Fair value		5,387			2,034		€ 2,456
Financial liabilities
Trading liabilities		122			1,073
Non-trading derivatives		80			68
Financial liabilities designated as at fair value through profit or loss		708			101
Fair value		€ 910			€ 1,242		€ 1,525

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.

[2]

The amounts for the period ended 31 December 2017 have been prepared in accordance with IAS 39, the adoption of IFRS 9 led to new presentation requirements for 2018; prior period amounts have not been restated Reference is m ade to Note 1 ‘Accounting policies’ for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.